Financial Assets and Financial Liabilities - Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	¥ 3,279	¥ 17,490	¥ 14,713
Due to a shareholder	325	325
Other payables and accruals	39,057	46,210
Group
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	51,009	64,306
Lease liabilities	3,382	21,778
Trade payables	30,514	27,310
Due to a shareholder	325	325
Due to a related party		7,177
Other payables and accruals	20,381	29,485
Group | On Demand
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	10,000	10,000
Due to a shareholder	325	325
Group | Less than 1 Year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	34,804	54,306
Lease liabilities	2,571	8,263
Trade payables	30,514	27,310
Due to a related party		7,177
Other payables and accruals	20,381	29,485
Group | Over 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	6,205
Lease liabilities	¥ 811	¥ 13,515